REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Sales of natural gas	$ 112,786				$ 145,358					$ 530,947	$ 405,206	$ 325,421
Sales of NGLs and condensate	37,183				51,874					226,218	169,523	124,139
Transportation, gathering and processing fees	35,053				16,115					90,807	59,392	46,113
Other	916				244					541	601	456
Revenues:	$ 185,938	$ 227,182	$ 212,676	$ 195,063	$ 213,591	$ 175,140	$ 160,629	$ 154,703	$ 144,250	$ 848,513	$ 634,722	$ 496,129